Total Equity - Summary of Other Miscellaneous Reserves and Their Effects (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (27,094,479)	$ (31,421,964)	$ (35,068,098)
Reserve for Corporate Reorganization ("Spin-Off") [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	458,265,366	458,265,366	458,265,366
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(493,425,043)	(493,425,043)	(493,425,043)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(4,047,287)	(4,047,287)	(4,047,287)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 12,112,485	$ 7,785,000	$ 4,138,866